As filed with the Securities and Exchange Commission on January 24, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2011

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS: 96.64%
Australia: 1.74%
88,100	BHP Billiton, Ltd. - ADR	$6,622,477

Brazil: 1.26%
3,050	Embraer SA - ADR	77,836
585	Petroleo Brasileiro SA - ADR	15,789
4,060	Ultrapar Participacoes SA	71,440
199,200	Vale SA - ADR	4,631,400
		4,796,465
Canada: 2.63%
12,930	Agrium, Incorporated	904,971
118,800	Bank Nova Scotia Halifax	5,983,956
93,900	Cenovus Energy, Incorporated	3,135,321
		10,024,248
Chile: 0.03%
255	Banco Santander Chile - ADR	17,011
1,425	Sociedad Quimica y Minera De Chile SA - ADR	81,709
		98,720
China: 3.19%
14,000	Anhui Conch Cement Company, Ltd.	43,070
56,750	Baidu.com - ADR (a)	7,433,683
34,000	China Oilfield Services, Ltd.	50,067
750	China Petroleum & Chemical Corporation - ADR	79,762
22,410	CNOOC, Ltd. - ADR	4,332,301
8,000	Golden Eagle Retail Group Ltd.	17,939
58,000	Industrial & Commercial Bank of China, Ltd.	32,178
138,000	Lenovo Group, Ltd.	95,212
18,800	Weichai Power Company, Ltd.	84,335
		12,168,547
Colombia: 0.01%
1,070	Ecopetrol SA - ADR	45,175

Czech Republic: 0.01%
715	CEZ AS	28,113

France: 2.91%
154,550	AXA - ADR	2,236,339
5,330	LVMH Moet Hennessy Louis Vuitton SA	835,084
99,200	Sanofi	6,943,374
11,400	Technip SA	1,082,235
		11,097,032
Germany: 4.80%
124,700	BASF AG - ADR	9,079,407
13,800	Daimler AG	623,235
84,500	Siemens AG - ADR	8,569,145
		18,271,787
Hong Kong: 0.69%
18,000	Brilliance China Automative Holdings, Ltd. (a)	19,578
231,300	Cheung Kong Holdings, Ltd. - ADR	2,613,690
		2,633,268
India: 0.01%
1,300	Reliance Industries, Ltd. GDR 144A	39,000
2,450	Sterlite Industries India, Ltd. - ADR	19,747
		58,747

Indonesia: 0.08%
118,000	Bank Mandiri Tbk PT	82,898
152,500	Bank Rakyat Tbk PT	108,809
156,400	Bumi Resources Tbk PT	34,336
8,500	Gudang Garam Tbk PT	60,648
7,000	United Tractors Tbk PT	17,942
		304,633
Japan: 2.67%
646,000	Hitachi, Ltd.	3,523,182
135,300	Honda Motor Company, Ltd. - ADR	4,282,245
38,500	Komatsu, Ltd. - ADR	970,200
318,000	Mitsubishi UFJ Financial Group, Incorporated - ADR	1,380,120
		10,155,747
Malaysia: 0.04%
21,200	CIMB Group Holdings BHD	47,622
29,000	Genting BHD	99,997
21,100	MMC Corporation BHD	16,795
		164,414
Mexico: 1.32%
171,050	America Movil SA de CV - ADR	4,074,411
12,600	Fomento Economico Mexicano SAB de CV	86,028
40,825	Grupo Mexico SA de CV	109,369
1,300	Industrias Penoles SA de CV	59,109
25,725	Wal-Mart De Mexico SA de CV - ADR	687,887
		5,016,804
Netherlands: 2.07%
230,800	Unilever NV - ADR	7,872,588

Poland: 0.02%
450	Bank Pekao SA	19,631
375	Bre Bank SA (a)	30,191
1,075	KGHM Polska Miedz SA	42,473
		92,295
Russian Federation: 0.03%
2,050	Magnit OJSC - GDR	45,407
4,900	OAO Gazprom - Sponsored ADR	56,350
		101,757
South Africa: 0.04%
3,575	Anglo Amern Platinum Ltd - ADR	39,933
1,600	MTN Group, Ltd.	28,668
1,550	Sasol, Ltd. - ADR	74,261
		142,862
South Korea: 0.25%
90	Amorepacific Corporation	87,740
2,200	Daewoo Shipbuilding & Marine Engineering Company, Ltd.	55,159
725	Daewoo Shipbuilding & Marine Engineering Company, Ltd. - GDR 144A	36,393
1,800	Doosan Infracore Company, Ltd.	29,063
130	Honam Petrochemical Corporation	35,154
1,700	Hynix Semiconductor, Incorporated	34,143
680	Hyundai Department Store Company, Ltd.	96,403
350	Hyundai Heavy Industries Company, Ltd.	82,393
235	Hyundai Mobis	62,416
200	Lotte Shopping Company	61,696
800	POSCO - ADR	68,520
275	Samsung Electronics Company, Ltd. - GDR 144A	120,810
225	Samsung Fire & Marine Insurance Company	43,318
600	Samsung Securities Company, Ltd.	26,306
615	SK Energy Company, Ltd.	87,188
1,700	Woori Investment & Securities, Incorporated	14,803
		941,505
Spain: 0.86%
440,404	Banco Santander Central Hispano SA - ADR	3,294,222

Switzerland: 5.62%
323,000	ABB, Ltd. - ADR	6,127,310
140,350	Nestle SA	7,857,818
46,650	Roche Holdings AG	7,403,951
		21,389,079
Taiwan: 0.07%
10,112	Advanced Semiconductor Engineering, Incorporated - ADR	45,504
1,235	Asustek Computer, Incorporated - GDR	41,606
6,342	Siliconware Precision Industries, Ltd. - ADR	29,110
10,135	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	130,944
		247,164
United Kingdom: 4.06%
153,900	Anglo American Plc - ADR	2,925,639
155,550	GlaxoSmithKline Plc - ADR	6,918,864
106,000	Rio Tinto Plc - ADR	5,625,420
		15,469,923
United States: 62.23%
134,850	Abbott Laboratories	7,356,067
60,600	Allergan, Incorporated	5,073,432
38,880	Amazon.com, Incorporated (a)	7,476,235
61,050	Anadarko Petroleum Corporation	4,961,534
559,900	Applied Materials, Incorporated	6,035,722
70,900	Boeing Company	4,870,121
25,300	Brinker International, Incorporated	609,224
58,100	Caterpillar, Incorporated	5,686,828
12,700	Cliffs Natural Resources, Incorporated	861,187
141,300	Coach, Incorporated	8,843,967
66,900	Deere & Company	5,301,825
98,400	Dover Corporation	5,409,048
351,450	EMC Corporation (a)	8,086,865
70,000	Emerson Electric Company	3,657,500
100,400	Exxon Mobil Corporation	8,076,176
21,520	FMC Technologies, Incorporated (a)	1,126,787
116,500	Freeport-McMoRan Copper & Gold, Incorporated	4,613,400
461,650	General Electric Company	7,344,852
9,600	Google, Incorporated (a)	5,754,144
81,600	Halliburton Company	3,002,880
82,000	Honeywell International, Incorporated	4,440,300
299,800	Intel Corporation	7,468,018
35,200	International Business Machines Corporation	6,617,600
150,800	Johnson & Johnson	9,759,776
16,850	Kansas City Southern (a)	1,146,306
144,600	Medtronic, Incorporated	5,267,778
232,000	Microsoft Corporation	5,934,560
49,500	Mosaic Company	2,611,620
92,100	National Oilwell Varco, Incorporated	6,603,570
86,400	NetApp, Incorporated (a)	3,182,112
66,950	Occidental Petroleum Corporation	6,621,355
293,700	Oracle Corporation	9,207,495
337,900	Pfizer, Incorporated	6,781,653
87,800	PNC Financial Services Groups, Incorporated	4,759,638
86,500	PPG Industries, Incorporated	7,590,375
63,225	Procter & Gamble Company	4,082,438
90,800	Qualcomm, Incorporated	4,975,840
106,100	Schlumberger Ltd.	7,992,513
14,000	T Rowe Price Group, Incorporated	794,640
133,466	Time Warner, Incorporated	4,647,286
69,300	Union Pacific Corporation	7,166,313
84,800	United Technologies Corporation	6,495,680
87,000	Wal Mart Stores, Incorporated	5,124,300
138,500	Wells Fargo & Company	3,581,610
		237,000,570
TOTAL COMMON STOCKS
(Cost $326,506,455)		$368,038,142

PREFERRED STOCKS: 1.01%
Brazil: 1.01%
212,134	Banco Bradesco SA - ADR	3,500,211
2,700	Companhia de Bebidas das Americas (AmBev) - ADR	92,826
1,554	Companhia Energetica de Minas Gerais - ADR	27,273
5,825	Itau Unibanco Holdings SA - ADR	103,685
6,100	Vale SA - ADR	133,407
		3,857,402
TOTAL PREFERRED STOCKS
(Cost $4,870,469)		$3,857,402

EXCHANGE TRADED FUNDS - 1.89%
137,000	MSCI All Country Asia ex-Japan Index	7,188,390

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,079,695)		$7,188,390

MUTUAL FUNDS: 0.34%
1,277,382	SEI Daily Income Trust Government Fund	1,277,382

TOTAL MUTUAL FUNDS
(Cost $1,277,382)		$1,277,382

TOTAL INVESTMENTS
(Cost $339,734,001): 99.88%		380,361,316
Other Assets in Excess of Liabilities: 0.12%		486,461
TOTAL NET ASSETS: 100.00%		$380,847,777

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(a) Non-income Producing.
(b) At November 30, 2011, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes		$339,734,001
Gross tax unrealized appreciation		65,347,596
Gross tax unrealized depreciation		(24,720,281)
Net tax unrealized appreciation		$40,627,315

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at November 30, 2011. (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring bassis.  GAAP establishes a hierachy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted price included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extend relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would is in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2011 for the Fund's assets and liabilities measured at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Common Stock	$368,038,142	$ 368,038,142	$ -	$ -
Preferred Stock	3,857,402	3,857,402	-	-
Exchange Traded Funds	7,188,390	7,188,390	-
Total Equity	$379,083,934	$ 379,083,934	-	-
Short-Term Investments	$1,277,382	$ 1,277,382	-	-
Total Investments in Securities	$380,361,316	$ 380,361,316	$ -	$ -

Purisima Total Return Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Industry	% of Net Assets
Pharmaceuticals	13.19%
Oil, Gas & Consumable Fuels	7.26%
Metals & Mining	6.76%
Commercial Banks	6.02%
Chemicals	5.33%
Energy Equipment & Services	5.21%
Machinery	4.64%
Industrial Conglomerates	4.18%
Aerospace & Defense	4.17%
Food Products	4.13%
Software	3.98%
Semiconductors & Semiconductor Equipment	3.64%
Internet Software & Services	3.46%
Computers & Peripherals	2.99%
Electrical Equipment	2.57%
Textiles, Apparel & Luxury Goo	2.54%
Road & Rail	2.18%
Internet & Catalog Retail	1.96%
IT Services	1.74%
Food & Staples Retailing	1.54%
Health Care Equipment & Supplies	1.38%
Communications Equipment	1.31%
Automobiles	1.29%
Media	1.22%
Wireless Telecommunication Services	1.08%
Household Products	1.07%
Electronic Equip., Instruments	0.93%
Real Estate Management & Development	0.69%
Insurance	0.60%
Capital Markets	0.22%
Hotels Restaurants & Leisure	0.19%
Beverages	0.05%
Multiline Retail	0.05%
Personal Products	0.02%
Auto Components	0.02%
Tobacco	0.02%
Electric Utilities	0.01%
Construction Materials	0.01%
Total Investment in Securities	97.65%
Cash Equivalent	2.23%
Other Assets in Excess of Liabilities	0.12%
TOTAL NET ASSETS	100.00%

	Purisima All-Purpose Fund Fund
	Schedule of Investments
	November 30, 2011 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES - 20.3%
10,000	1.000%, 12/31/2011	10,009
	TOTAL U.S. TREASURY NOTES (Cost $10,004)	$10,009

	MUTUAL FUND - 74.7%
36,872	SEI Daily Income Trust Government Fund	36,872
	TOTAL MUTUAL FUNDS (Cost $36,872)	$36,872

	TOTAL INVESTMENTS
	(Cost $46,876) - 95.0%	46,881
	Other Assets in Excess of Liabilities - 5.0%	2,444
	TOTAL NET ASSETS - 100.0%	$49,325

	(a) At November 30, 2011, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

	Cost of investments for tax purposes	$46,876
	Gross tax unrealized appreciation	5
	Net tax unrealized appreciation	$5

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at November 30, 2011. (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring bassis.  GAAP establishes a hierachy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted price included in level 1 that are observable for the asset or liability, either directly or indirectly.

These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extend relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would is in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2011 for the Fund's assets and liabilities measured at fair value:

Description	Total	Level 1	Level 2	Level 3
Fixed Income
Federal Agency Obligations	$ 10,009	$ -	$ 10,009	$ -
Total Fixed Income	$ 10,009	$ -	$ 10,009	$ -
Short-Term Investments	$ 36,872	$ 36,872	$ -	$ -
Total Investments in Securities	$ 46,881	$ 36,872	$ 10,009	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By           /s/ Kenneth L. Fisher
           Kenneth L. Fisher, President

Date       1/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ Kenneth L. Fisher
               Kenneth L. Fisher, President

Date       1/18/2012

By           /s/  Katherine Taylor
Katherine Taylor, Treasurer

Date       1/23/2012